BASIC AND DILUTED NET EARNINGS PER SHARE (Schedule of Basic and Diluted Net Earnings Per Share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Profit attributable to Eltek Ltd. shareholders	$ 4,224	$ 6,353	$ 3,194
Denominator:
Denominator for basic profit per share weighted-average number of shares outstanding	6,626,391	5,902,447	5,847,911
Effect of diluting securities:
Employee share options	75,018	54,041	0
Denominator for diluted profit per share - adjusted weighted average shares and assumed exercises	6,701,409	5,956,488	5,847,911